Components of Income Tax (Provision) Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
Current income tax expense	$ (25,479)	$ (6,369)	$ (322)
Deferred tax benefit:
Deferred tax benefit	3,766	3,169	371
Income tax (expense) benefit	(21,713)	(3,200)	49
Luxembourg
Current income tax expense:
Current income tax expense	(535)
Deferred tax benefit:
Deferred tax benefit	32
UNITED STATES
Current income tax expense:
Current income tax expense	(4,404)	(164)	(301)
Deferred tax benefit:
Deferred tax benefit	4,646	782	344
Other Jurisdictions
Current income tax expense:
Current income tax expense	(20,540)	(6,205)	(21)
Deferred tax benefit:
Deferred tax benefit	$ (912)	$ 2,387	$ 27